Intangible assets - Summary of Remaining Balance Expected To Be Amortized (Detail) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Remaining Balance Expected To Be Amortized [Abstract]
Impairment losses on goodwill	$ 0